UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255

                             Total Return Portfolio
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Total Return Portfolio

                                                                          Shares                Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--63.4%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.5%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.8%
Johnson Controls, Inc.                                                    43,000       $    2,442,830
-------------------------------------------------------------------------------------------------------
Visteon Corp.                                                            366,000            2,924,340
                                                                                       ----------------
                                                                                            5,367,170
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.9%
Ford Motor Co.                                                           184,900            2,597,845
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Carnival Corp.                                                            17,300              818,117
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.3%
Black & Decker Corp.                                                      22,700            1,757,888
-------------------------------------------------------------------------------------------------------
Centex Corp.                                                              62,700            3,163,842
-------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.                                                      10,300              763,127
-------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                     68,900            1,936,090
-------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                       49,800            2,117,994
                                                                                       ----------------
                                                                                            9,738,941
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
eBay, Inc. 1                                                              10,100              928,594
-------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.9%
Brunswick Corp.                                                           58,000            2,654,080
-------------------------------------------------------------------------------------------------------
MEDIA--1.6%
Meredith Corp.                                                            13,200              678,216
-------------------------------------------------------------------------------------------------------
Time Warner, Inc. 1                                                      182,000            2,937,480
-------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                       21,200              711,472
-------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                     15,900              358,545
                                                                                       ----------------
                                                                                            4,685,713
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Nordstrom, Inc.                                                           56,300            2,152,912
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Gap, Inc. (The)                                                           80,100            1,497,870
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Jones Apparel Group, Inc.                                                 19,100              683,780
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.5%
-------------------------------------------------------------------------------------------------------
BEVERAGES--1.4%
Anheuser-Busch Cos., Inc.                                                 27,200            1,358,640
-------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                             60,700            2,953,055
                                                                                       ----------------
                                                                                            4,311,695
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
Archer-Daniels-Midland Co.                                                79,400            1,348,212
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.3%
Alberto-Culver Co., Cl. B                                                  4,600              200,008
-------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                       15,700              685,776
                                                                                       ----------------
                                                                                              885,784
-------------------------------------------------------------------------------------------------------
TOBACCO--1.3%
Altria Group, Inc.                                                        80,500            3,786,720
-------------------------------------------------------------------------------------------------------
ENERGY--6.9%
-------------------------------------------------------------------------------------------------------
OIL & GAS--6.9%
ChevronTexaco Corp.                                                      108,600            5,825,304
-------------------------------------------------------------------------------------------------------
ConocoPhillips                                                            58,700            4,863,295
-------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                        178,400            8,622,072
-------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                        30,000            1,238,400
                                                                                       ----------------
                                                                                           20,549,071
-------------------------------------------------------------------------------------------------------
FINANCIALS--17.2%
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.7%
Bank of America Corp.                                                    153,200            6,638,156
-------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                       10,400              511,888
-------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                         15,600              930,228
                                                                                       ----------------
                                                                                            8,080,272
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.0%
Citigroup, Inc.                                                          160,900            7,098,908
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                           32,400            3,020,976
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                      56,100            2,228,853
-------------------------------------------------------------------------------------------------------
MBNA Corp.                                                               104,200            2,625,840
-------------------------------------------------------------------------------------------------------
Morgan Stanley                                                            58,000            2,859,400
                                                                                       ----------------
                                                                                           17,833,977
-------------------------------------------------------------------------------------------------------
INSURANCE--6.6%
ACE Ltd.                                                                  39,300            1,574,358
-------------------------------------------------------------------------------------------------------
American International Group, Inc.                                        83,200            5,656,768
-------------------------------------------------------------------------------------------------------
Chubb Corp.                                                               42,300            2,972,844
-------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                21,700              894,474
-------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                55,900            3,253,939
-------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                30,900            1,453,536
-------------------------------------------------------------------------------------------------------
Safeco Corp.                                                              31,300            1,428,845
-------------------------------------------------------------------------------------------------------
Torchmark Corp.                                                           12,900              686,022
-------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                       71,400            1,120,266
-------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                     9,100              673,309
                                                                                       ----------------
                                                                                           19,714,361
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.9%
Countrywide Financial Corp.                                               64,400            2,536,716
-------------------------------------------------------------------------------------------------------
Fannie Mae                                                                48,500            3,074,900
                                                                                       ----------------
                                                                                            5,611,616
-------------------------------------------------------------------------------------------------------
HEALTH CARE--6.3%
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Medtronic, Inc.                                                           48,400            2,511,960
-------------------------------------------------------------------------------------------------------
Stryker Corp.                                                             14,300              687,544
                                                                                       ----------------
                                                                                            3,199,504
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.9%
AmerisourceBergen Corp.                                                   55,700            2,991,647
-------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                     50,300            2,201,631
-------------------------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                                       44,400            1,423,908
-------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                   44,300            2,894,562
-------------------------------------------------------------------------------------------------------
McKesson Corp.                                                            70,800            1,816,020
-------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                             7,368              227,671
                                                                                       ----------------
                                                                                           11,555,439
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.3%
Eli Lilly & Co.                                                           28,600            1,717,430
-------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                         11,500              647,795
-------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                         44,800            1,478,400
                                                                                       ----------------
                                                                                            3,843,625
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.3%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.2%
Honeywell International, Inc.                                             13,200              473,352
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.5%
Apollo Group, Inc., Cl. A 1                                               16,200            1,188,594
-------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                   122,400            3,346,416
                                                                                       ----------------
                                                                                            4,535,010
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.8%
3M Co.                                                                    32,000            2,559,040
-------------------------------------------------------------------------------------------------------
General Electric Co.                                                      64,100            2,152,478
-------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                   23,800              729,708
                                                                                       ----------------
                                                                                           5,441,226
-------------------------------------------------------------------------------------------------------
MACHINERY--2.8%
Deere & Co.                                                               36,500            2,356,075
-------------------------------------------------------------------------------------------------------
Dover Corp.                                                               77,200            3,000,764
-------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                                 44,000            2,990,680
                                                                                       ----------------
                                                                                            8,347,519
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.1%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc. 1                                                     48,100              870,610
-------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                           111,200            2,006,048
                                                                                       ----------------
                                                                                            2,876,658
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.9%
Dell, Inc. 1                                                             104,200            3,709,520
-------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                       72,900            1,366,875
-------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                     26,500            2,272,110
-------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                               25,200            1,249,668
                                                                                       ----------------
                                                                                            8,598,173
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Sanmina-SCI Corp. 1                                                      226,000            1,593,300
-------------------------------------------------------------------------------------------------------
Solectron Corp. 1                                                        160,600              794,970
                                                                                       ----------------
                                                                                            2,388,270
-------------------------------------------------------------------------------------------------------
IT SERVICES--0.1%
Computer Sciences Corp. 1                                                  7,500              353,250
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
Intel Corp.                                                               88,200            1,769,292
-------------------------------------------------------------------------------------------------------
SOFTWARE--0.7%
Microsoft Corp.                                                           70,500            1,949,325
-------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                             22,200              117,216
                                                                                       ----------------
                                                                                            2,066,541
-------------------------------------------------------------------------------------------------------
MATERIALS--2.1%
-------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
E.I. DuPont de Nemours & Co.                                              17,700              757,560
-------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                           23,400              663,390
                                                                                       ----------------
                                                                                            1,420,950
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
Ball Corp.                                                                71,800            2,687,474
-------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                        2,000              134,300
                                                                                       ----------------
                                                                                            2,821,774
-------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.7%
MeadWestvaco Corp.                                                        67,500            2,153,250
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.8%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
CenturyTel, Inc.                                                          27,300              934,752
-------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                  23,900              620,205
-------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                             171,800            6,765,484
                                                                                       ----------------
                                                                                            8,320,441
-------------------------------------------------------------------------------------------------------
UTILITIES--1.7%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.7%
Constellation Energy Group, Inc.                                          59,100            2,354,544
-------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                55,600            1,473,956
-------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                     28,800            1,219,392
                                                                                       ----------------
                                                                                            5,047,892
                                                                                       ----------------
Total Common Stocks (Cost $183,975,543)                                                   188,458,896

                                                                      Principal
                                                                         Amount
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--7.0%
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                $     323,541              322,936
-------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-
Backed Certificates:
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                    12,645               12,637
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                   205,762              205,556
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                    30,911               30,844
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 2                                 290,000              290,000
-------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                   159,711              160,129
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                   390,000              390,512
Series 2003-3, Cl. 1A1, 1.92%, 8/25/17 3                                  58,623               58,658
Series 2003-4, Cl. 1A1, 1.96%, 9/25/17 3                                 247,978              248,138
Series 2004-1, Cl. 2A1, 1.95%, 9/25/21 3                                 817,892              818,365
-------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                    160,000              161,893
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                     59,702               59,712
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                    148,743              148,674
-------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed
Nts., Series 2004-DFS, Cl. A2, 2.66%, 9/29/06 4                          420,000              419,960
-------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable
Nts., Series 2002-A3, Cl. A3, 4.40%, 5/15/07                             520,000              527,033
-------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations:
Series 2003-2, Cl. AF1, 1.94%, 5/25/33 3                                  95,634               95,692
Series 2003-3, Cl. AF1, 1.96%, 8/25/33 3                                 188,258              188,382
-------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg.
Obligations, Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34                   732,000              732,000
-------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-
Through Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                    462,220              462,273
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                  1,164,529            1,163,660
Series 2004-B, Cl. A2, 2.48%, 2/8/07 2                                   250,000              250,000
-------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan
Pass-Through Certificates, Series 2004-A, Cl. A2,
2.13%, 10/15/06                                                        1,160,000            1,158,726
-------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle
Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07                                     85,069               85,069
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                    458,183              457,096
-------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile
Receivable Obligations:
Series 2003-2, Cl. A2, 1.34%, 12/21/05                                   193,208              193,225
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                    674,249              673,676
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                    893,856              892,781
-------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                   417,648              417,153
-------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed
Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31 2                 1,436,130            1,472,034
-------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                   396,343              397,128
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                    749,554              749,041
-------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                       520,000              518,542
-------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations,
Series 2003-A, Cl. A2, 1.69%, 12/15/05                                   375,614              375,812
-------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile
Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                   146,536              147,854
Series 2003-B, Cl. A2, 1.20%, 11/15/05                                   100,619              100,660
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                    600,000              597,994
-------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg.
Obligations, Series 2004-3, Cl. A2, 1.99%, 11/25/34 3,4                  290,000              290,000
-------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile
Mtg.-Backed Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                     81,142               81,491
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                    365,460              365,350
-------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-
Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                   183,957              184,279
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                    125,532              125,551
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                  1,420,000            1,415,881
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                    520,000              520,265
-------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-
Backed Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                 490,000              489,617
-------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile
Loan Receivable Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                                   140,197              140,137
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                    511,206              510,664
-------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                                    360,000              360,267
-------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg.
Obligations, Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                     810,000              810,000
-------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable
Certificates, Series 2003-1, Cl. A2A, 1.40%, 4/15/06                     594,350              593,758
                                                                                       ----------------
Total Asset-Backed Securities (Cost $20,859,546)                                           20,871,105

-------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--30.0%
Bank of America Mortgage Securities, Inc., Collateralized
Mtg. Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                   938,989              968,625
Series 2004-8, Cl. 5A1, 6.50%, 9/25/34                                   720,000              742,725
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                  544,315              545,559
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                  564,975              563,801
-------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed
Nts., Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                           147,910              147,898
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Assn., 5.50%, 10/1/34                       3,430,000            3,477,162
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 10/1/34 4                                                          6,445,000            6,382,561
5.50%, 1/1/34                                                            353,489              358,882
7%, 11/1/32-11/1/33                                                    1,487,040            1,580,303
7%, 10/1/34 4                                                          3,789,000            4,018,708
8%, 4/1/16                                                               347,631              370,695
9%, 8/1/22-5/1/25                                                        101,436              113,854
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate
Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                       187,122              188,865
Series 2055, Cl. ZM, 6.50%, 5/15/28                                      387,725              404,909
Series 2080, Cl. Z, 6.50%, 8/15/28                                       255,945              264,898
Series 2102, Cl. VA, 6%, 10/15/09                                         16,496               16,494
Series 2387, Cl. PD, 6%, 4/15/30                                         555,816              568,757
Series 2498, Cl. PC, 5.50%, 10/15/14                                      82,349               83,443
Series 2500, Cl. FD, 2.209%, 3/15/32 3                                   147,591              147,911
Series 2526, Cl. FE, 2.109%, 6/15/29 3                                   185,080              185,609
Series 2551, Cl. FD, 2.109%, 1/15/33 3                                   150,935              151,574
Series 2551, Cl. TA, 4.50%, 2/15/18                                      279,236              279,511
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. IO, (0.688)%, 6/1/26 5                                   280,082               51,690
Series 183, Cl. IO, (1.514)%, 4/1/27 5                                   455,740               86,474
Series 184, Cl. IO, 0.831%, 12/1/26 5                                    449,901               82,295
Series 192, Cl. IO, 5.662%, 2/1/28 5                                     116,524               20,247
Series 200, Cl. IO, 5.208%, 1/1/29 5                                     142,203               26,458
Series 2130, Cl. SC, 17.914%, 3/15/29 5                                  328,285               34,155
Series 2796, Cl. SD, 26.12%, 7/15/26 5                                   469,564               51,242
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 7.039%, 6/1/26 6                                     114,670              101,461
Series 217, Cl. PO, 8.479%, 1/1/32 6                                     146,740              126,677
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-
Through Securities, Collateralized Mtg. Obligations,
Series T-42, Cl. A2, 5.50%, 2/25/42                                          291                  291
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/19 4                                                       2,828,000            2,818,277
5%, 10/1/19-10/1/34 4                                                  5,182,000            5,221,830
5.50%, 7/1/33-3/1/34                                                   3,376,082            3,428,823
5.50%, 10/1/19-10/1/34 4                                               9,918,276           10,198,182
6%, 11/1/34                                                            2,312,000            2,382,805
6.50%, 4/1/24-10/1/30                                                    349,363              367,825
6.50%, 10/1/34 4                                                       7,894,000            8,281,295
7%, 2/25/22-8/1/34                                                     4,812,504            5,079,973
7%, 10/1/34 4                                                         17,206,000           18,243,728
7.50%, 5/1/07-12/1/08                                                    116,357              122,152
8%, 3/1/17-6/1/17                                                         32,985               36,148
8.50%, 7/1/32                                                             39,908               43,417
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                     652,867              689,354
Trust 1998-63, Cl. PG, 6%, 3/25/27                                       162,791              164,046
Trust 2001-50, Cl. NE, 6%, 8/25/30                                       299,883              301,288
Trust 2001-70, Cl. LR, 6%, 9/25/30                                       290,117              297,200
Trust 2001-72, Cl. NH, 6%, 4/25/30                                       243,840              249,228
Trust 2001-74, Cl. PD, 6%, 5/25/30                                       101,603              103,526
Trust 2002-50, Cl. PD, 6%, 9/25/27                                       327,155              328,965
Trust 2002-77, Cl. WF, 2.211%, 12/18/32 3                                248,409              249,191
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                    492,740              495,096
Trust 2003-81, Cl. PA, 5%, 2/25/12                                       167,011              168,397
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 19.181%, 4/25/32 5                                619,004               58,424
Trust 2002-51, Cl. S, 19.54%, 8/25/32 5                                  568,395               53,697
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, (3.737)%, 6/1/23 5                                     856,006              148,703
Trust 240, Cl. 2, (2.327)%, 9/1/23 5                                     974,262              187,591
Trust 252, Cl. 2, (5.194)%, 11/1/23 5                                    687,620              140,008
Trust 254, Cl. 2, (2.401)%, 1/1/24 5                                     341,492               67,749
Trust 273, Cl. 2, (0.778)%, 7/1/26 5                                     201,043               37,798
Trust 321, Cl. 2, (8.951)%, 3/1/32 5                                   1,569,022              308,610
Trust 334, Cl. 17, (47.305)%, 2/1/33 5                                   418,161               71,746
Trust 1993-223, Cl. PM, 0.775%, 10/25/23 5                               420,330               42,867
Trust 2001-81, Cl. S, 25.236%, 1/25/32 5                                 270,911               25,497
Trust 2002-52, Cl. SD, 15.361%, 9/25/32 5                                743,540               72,944
Trust 2004-54, Cl. DS, 25.553%, 11/25/30 5                               579,527               55,361
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 10.115%,
9/25/23 6                                                                247,805              217,156
-------------------------------------------------------------------------------------------------------
First Union/Lehman Brothers/Bank of America,
Commercial Mtg. Pass-Through Certificates, Series
1998-C2, Cl. A2, 6.56%, 11/18/35                                         340,000              369,690
-------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial
Mtg. Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39                320,000              325,793
-------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3,
6.869%, 7/15/29                                                          272,650              293,985
-------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg.
Pass-Through Certificates, Series 2004-GG2, Cl. A3,
4.602%, 8/10/38                                                          200,000              205,622
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 11/15/08-1/15/24                                                     272,157              290,601
7.50%, 1/15/09-6/15/24                                                   532,964              573,674
8%, 5/15/17                                                              115,700              126,720
8.50%, 8/15/17-12/15/17                                                  121,965              134,983
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 21.331%, 1/16/27 5                               519,191               52,638
Series 2002-15, Cl. SM, 15.334%, 2/16/32 5                               585,841               57,704
Series 2002-76, Cl. SY, 13.487%, 12/16/26 5                            1,163,510              118,041
Series 2004-11, Cl. SM, 18.135%, 1/17/30 5                               477,684               45,874
-------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized
Mtg. Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34                1,326,445            1,331,419
-------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-
Through Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30            380,000              416,586
-------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial
Mtg. Pass-Through Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                                                  251,000              291,608
-------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized
Mtg. Pass-Through Certificates, Series 2003-AR12,
Cl. A2, 2.45%, 2/25/34 3                                                 756,133              756,966
-------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust,
Collateralized Mtg. Obligations, Series 2004-N,
Cl. A10, 3.803%, 8/25/34 2                                               974,247              977,291
                                                                                       ----------------
Total Mortgage-Backed Obligations (Cost $89,059,628)                                       89,271,826

-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--4.8%
Federal Home Loan Bank Unsec. Bonds, Series EY06,
5.25%, 8/15/06                                                           867,000              905,754
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.75%, 8/15/06                                                           755,000              754,934
2.875%, 12/15/06                                                         590,000              589,710
4.50%, 1/15/13                                                           165,000              166,057
4.875%, 11/15/13                                                       1,925,000            1,975,524
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07                                                           250,000              257,510
6%, 5/15/08-5/15/11                                                    5,140,000            5,623,297
7.25%, 1/15/10-5/15/30                                                 1,925,000            2,281,168
-------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                                           364,000              451,903
Series C, 4.75%, 8/1/13                                                   55,000               56,133
Series C, 6%, 3/15/13                                                     50,000               55,613
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                          424,000              454,343
STRIPS, 2.99%, 2/15/10 7                                                 415,000              342,431
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.25%, 8/15/14                                       216,000              218,329
                                                                                       ----------------
Total U.S. Government Obligations (Cost $14,153,880)                                       14,132,706

-------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
United Mexican States Nts., 7.50%, 1/14/12 (Cost $302,651)               300,000              338,850
-------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--12.9%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                              595,000              630,951
-------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08      285,000              310,650
-------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 8             120,000              122,387
-------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                     160,000              160,778
-------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                    250,000              255,709
-------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.85% Nts., 11/6/08 8                      165,000              166,043
-------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07 9            475,000              523,622
-------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                    520,000              675,132
-------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                     7,000                7,113
-------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                      50,000               56,248
-------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                  295,000              326,713
-------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.65% Sr. Unsec. Nts., 5/15/06                      45,000               46,999
-------------------------------------------------------------------------------------------------------
British Telecommunications plc:
7.875% Nts., 12/15/05                                                    375,000              397,321
8.125% Nts., 12/15/10                                                    240,000              289,765
-------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09                         82,000               83,121
-------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                  315,000              329,104
8.125% Unsec. Nts., Series B, 7/15/05                                    195,000              203,009
-------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                         320,000              351,200
-------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                  700,000              766,938
-------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                    330,000              391,111
-------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                     171,000              188,955
-------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625% Sr. Unsec.
Nts., 1/15/08                                                            615,000              626,759
-------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                    300,000              315,719
-------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                87,000               88,244
-------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 6.40% Sr. Unsec. Nts., 8/1/08                  415,000              436,126
-------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                   305,000              330,941
-------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/15/11                  275,000              308,688
-------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 4.75%
Unsec. Nts., 1/15/08                                                     590,000              608,089
-------------------------------------------------------------------------------------------------------
Delphi Automotive Systems Corp., 6.50% Nts., 5/1/09                      355,000              375,099
-------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50%
Unsub. Nts., 6/15/10                                                     420,000              503,990
-------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                365,000              432,995
-------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                            270,000              284,030
-------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                   310,000              316,776
-------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08        405,000              444,532
-------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                   655,000              644,676
-------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.50% Sr. Unsub. Nts., Series A, 11/15/06             610,000              635,277
-------------------------------------------------------------------------------------------------------
Food Lion, Inc., 7.55% Nts., 4/15/07                                     400,000              435,831
-------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                   270,000              308,669
-------------------------------------------------------------------------------------------------------
Ford Motor Co., 8.90% Unsec. Unsub. Debs., 1/15/32                        50,000               56,259
-------------------------------------------------------------------------------------------------------
France Telecom SA:
8.20% Sr. Unsec. Nts., 3/1/06                                            230,000              245,779
8.50% Sr. Unsec. Nts., 3/1/11                                            325,000              389,545
9.25% Sr. Unsec. Nts., 3/1/31 3                                           75,000               99,730
-------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                            215,000              215,632
-------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 6.90% Nts., 9/15/07 2                                   240,000              262,200
-------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                               470,000              475,234
-------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875% Unsec. Unsub.
Nts., 8/28/12                                                          1,095,000            1,139,557
-------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                    15,000               15,972
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts.,
6/1/06                                                                   175,000              173,154
-------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                   795,000              824,681
-------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                             225,000              249,469
-------------------------------------------------------------------------------------------------------
Hutchison Whampoa International Ltd., 7.45% Sr. Bonds,
11/24/33 8                                                               250,000              260,014
-------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2,3             265,000              296,800
-------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B, 1/15/09                                270,000              271,899
8.75% Sr. Unsec. Nts., 8/15/08                                           195,000              224,510
-------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                   585,000              669,094
-------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 8                     288,000              340,568
-------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                       365,000              401,962
-------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                    725,000              759,219
-------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                445,000              495,998
-------------------------------------------------------------------------------------------------------
Lear Corp.:
7.96% Sr. Unsec. Nts., Series B, 5/15/05                                 255,000              262,995
8.11% Sr. Unsec. Nts., Series B, 5/15/09                                 289,000              334,004
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                          375,000              414,151
-------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                      60,000               65,699
-------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                              285,000              301,897
-------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts., 9/25/06                                 265,000              264,053
-------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                          300,000              306,142
-------------------------------------------------------------------------------------------------------
May Department Stores Co. (The), 3.95% Nts., 7/15/07 8                    41,000               41,346
-------------------------------------------------------------------------------------------------------
MBNA America Bank NA, 5.375% Nts., 1/15/08                               470,000              493,189
-------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06               81,000               87,054
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125% Nts., 9/10/09                          625,000              627,399
-------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec.
Nts., 10/1/12                                                            655,000              692,628
-------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                       430,000              480,208
-------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                             40,000               44,134
-------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                  345,000              370,234
-------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375% Sr. Unsec. Nts., 10/1/04              175,000              175,000
-------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                       45,000               44,884
7.875% Sr. Unsec. Nts., 11/15/10                                         475,000              562,022
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                         390,000              448,874
-------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                        200,000              244,100
-------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts.,
Series B, 6/1/13 8                                                       229,654              225,289
-------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8              510,000              652,010
-------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 8                730,000              931,095
-------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                     315,000              337,838
-------------------------------------------------------------------------------------------------------
Safeway, Inc.:
2.50% Nts., 11/1/05                                                      185,000              184,346
4.80% Sr. Unsec. Nts., 7/16/07                                           450,000              462,876
-------------------------------------------------------------------------------------------------------
Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08                 485,000              534,409
-------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                                          300,000              316,439
8.75% Nts., 3/15/32                                                      270,000              343,711
-------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                        315,000              319,570
7.75% Unsec. Sub. Nts., 5/1/10                                            28,000               32,893
-------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                 560,000              715,007
-------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                       255,000              297,075
-------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                       255,000              256,387
-------------------------------------------------------------------------------------------------------
Texas Utilities Co., 6.375% Sr. Unsec. Nts., Series C, 1/1/08            253,000              275,041
-------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                            375,000              470,231
-------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                185,000              240,435
-------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                 295,000              328,556
-------------------------------------------------------------------------------------------------------
Tyco International Group SA:
5.875% Unsec. Unsub. Nts., 11/1/04                                        66,000               66,176
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                   420,000              439,224
6.75% Sr. Unsub. Nts., 2/15/11                                           203,000              228,692
-------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                          81,000               80,162
3.50% Sr. Unsec. Nts., 10/15/07                                          425,000              422,344
-------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 1.88% Nts., 7/21/05 3,8                         615,000              615,034
-------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                590,000              619,398
-------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                    395,000              413,249
-------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                     105,000              116,554
7.75% Sr. Unsec. Nts., 5/15/32                                           100,000              121,659
-------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                      132,000              133,748
-------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                        610,000              659,054
                                                                                       ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $36,995,584)                         38,345,101

-------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--1.8%
Deutsche Bank AG, COUNTS Corp. Sec. Credit Linked
Nts., Series 2003-1, 3.318%, 1/7/05 2,3                                2,650,000            2,640,195
-------------------------------------------------------------------------------------------------------
UBS AG, High Grade Credit Linked Nts., 1.863%, 12/10/04 2              2,650,000            2,656,360
                                                                                       ----------------
Total Structured Notes (Cost $5,300,000)                                                    5,296,555

-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
Undivided interest of 0.06% in joint repurchase agreement (Principal
Amount/Value $1,446,038,000, with a maturity value of $1,446,110,302) with UBS
Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at $801,040 on 10/1/04, collateralized by Federal National Mortgage Assn., 5%, 3/1/34, with a value of
$1,477,979,332 (Cost $801,000)                                           801,000             801,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $351,447,832)                            120.3%        357,516,039
Liabilities in Excess of Other Assets                                      (20.3)        (60,250,529)
                                                                        ------------------------------
Net Assets                                                                 100.0%      $ 297,265,510
                                                                        ==============================



Footnotes to Statement of Investments

1. Non-income producing security.
2. Illiquid security.
3. Represents the current interest rate for a variable or increasing rate security.
4. When-issued security or forward commitment to be delivered and settled after September 30, 2004.
5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,897,813 or 0.63% of the Portfolio's net assets as of September 30, 2004.
6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $445,294 or 0.15% of the Portfolio's net assets as of September 30, 2004.
7. Zero coupon bond reflects effective yield on the date of purchase.
8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $3,353,786 or 1.13% of the Portfolio's net assets as of September 30, 2004.
9. Securities with an aggregate market value of $220,473 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. As of September 30, 2004, the Portfolio had outstanding future contracts as follows:


                                                                                  UNREALIZED
                           EXPIRATION      NUMBER OF          VALUATION AS OF   APPRECIATION
 CONTRACT DESCRIPTION           DATES      CONTRACTS       SEPTEMBER 30, 2004  (DEPRECIATION)
---------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 U.S. Long Bonds            12/20/04             113              $12,680,719     $  237,897
 U.S. Treasury Nts., 10 yr. 12/20/04               6                  675,750          2,227
                                                                                  ----------
                                                                                     240,124
                                                                                  ----------
 CONTRACTS TO SELL
 U.S. Treasury Nts., 2 yr.  12/30/04             145                30,628,984       69,503
 U.S. Treasury Nts., 5 yr.  12/20/04             101                11,185,750      (16,071)
                                                                                  ----------
                                                                                     53,432
                                                                                  ----------
                                                                                  $ 293,556
                                                                                  ==========


As of September 30, 2004, the Portfolio had entered into the following total return swap agreements:

                                               PAID BY             RECEIVED BY
                         NOTIONAL     THE PORTFOLIO AT        THE PORTFOLIO AT      TERMINATION    UNREALIZED
SWAP COUNTERPARTY          AMOUNT   SEPTEMBER 30, 2004      SEPTEMBER 30, 2004             DATE  APPRECIATION
-------------------------------------------------------------------------------------------------------------
Deutsche Bank AG       $1,860,000      One-Month LIBOR      Value of total return of     1/1/05       $5,117
                                  less 50 basis points      Lehman Brothers CMBS Index
Index abbreviations are as follows:

CMBS                     Commercial Mortgage Backed Securities Markets
LIBOR                    London-Interbank Offered Rate


SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                  $ 351,747,921
                                                =============

Gross unrealized appreciation                   $  16,383,996
Gross unrealized depreciation                     (10,615,878)
                                                -------------
Net unrealized appreciation                     $   5,768,118
                                                =============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)